Quarterly Holdings Report
for

Fidelity® International Bond Index Fund

September 30, 2020

IBI-QTLY-1120
1.9896130.100

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 29.5%
		Principal Amount	Value
Australia - 0.7%
New South Wales Treasury Corp.:
1% 2/8/24	AUD	$160,000	$117,259
1.25% 3/20/25	AUD	803,000	596,531
Treasury Corp. of Victoria 2.25% 10/29/21	AUD	530,000	388,182
Western Australia Treasury Corp. 3% 10/21/26	AUD	52,000	42,627

TOTAL AUSTRALIA			1,144,599

Austria - 0.2%
Autobahn Schnell AG 0.625% 9/15/22 (Reg. S)	EUR	130,000	155,760
OMV AG 2.375% 4/9/32 (Reg. S)	EUR	76,000	104,800

TOTAL AUSTRIA			260,560

Belgium - 0.4%
Anheuser-Busch InBev SA NV:
1.5% 4/18/30 (Reg. S)	EUR	49,000	62,071
2% 3/17/28 (Reg. S)	EUR	32,000	41,662
2.25% 5/24/29 (Reg. S)	GBP	53,000	72,841
3.7% 4/2/40 (Reg. S)	EUR	131,000	196,085
Belfius Bank SA/NV 0% 8/28/26 (Reg. S)	EUR	100,000	116,377
KBC Groep NV 0.5% 12/3/29 (a)	EUR	100,000	114,744

TOTAL BELGIUM			603,780

Canada - 2.8%
407 International, Inc. 2.84% 3/7/50	CAD	73,000	56,623
Bank of Montreal 3.19% 3/1/28	CAD	65,000	55,475
Bank of Nova Scotia:
0.25% 1/11/24 (Reg. S)	EUR	797,000	954,520
1.375% 12/5/23 (Reg. S)	GBP	134,000	176,521
3.1% 2/2/28	CAD	85,000	72,210
Bell Canada:
3% 10/3/22	CAD	100,000	78,240
4.45% 2/27/47	CAD	40,000	35,978
Canadian Imperial Bank of Commerce 2.43% 6/9/23	CAD	91,000	71,007
Enbridge Gas, Inc. 3.65% 4/1/50	CAD	54,000	48,295
Export Development Canada 1% 12/15/20 (Reg. S)	GBP	100,000	129,268
Hydro One, Inc. 3.02% 4/5/29	CAD	30,000	25,206
Hydro-Quebec 5% 2/15/50	CAD	50,000	61,820
Pembina Pipeline Corp. 3.62% 4/3/29	CAD	80,000	65,804
Royal Bank of Canada:
0.25% 1/29/24 (Reg. S)	EUR	779,000	933,156
0.625% 9/10/25 (Reg. S)	EUR	756,000	929,523
2.609% 11/1/24	CAD	102,000	81,001
TELUS Corp. 3.95% 2/16/50	CAD	33,000	27,025
The Toronto-Dominion Bank:
0.375% 1/12/21 (Reg. S)	EUR	190,000	223,306
1.943% 3/13/25	CAD	252,000	195,758
2.496% 12/2/24	CAD	60,000	47,557
TransCanada PipeLines Ltd.:
3% 9/18/29	CAD	30,000	24,139
4.18% 7/3/48	CAD	33,000	26,826

TOTAL CANADA			4,319,258

Denmark - 0.3%
KommuneKredit 0% 9/8/22 (Reg. S)	EUR	406,000	480,251
Finland - 0.3%
Nordea Bank Finland PLC 1% 11/5/24 (Reg. S)	EUR	180,000	224,035
OP Mortgage Bank PLC 1% 11/28/24 (Reg. S)	EUR	170,000	211,652

TOTAL FINLAND			435,687

France - 4.0%
Aeroports de Paris SA 2.125% 10/2/26 (Reg. S)	EUR	500,000	635,144
AXA SA 3.375% 7/6/47 (Reg. S) (a)	EUR	100,000	131,691
Banque Federative du Credit Mutuel SA:
0.375% 1/13/22 (Reg. S)	EUR	400,000	472,495
1.25% 5/26/27 (Reg. S)	EUR	100,000	126,382
BNP Paribas SA 3.375% 1/23/26 (Reg. S)	GBP	550,000	779,620
BPCE SA 0.25% 1/15/26 (Reg. S)	EUR	100,000	118,122
Caisse d'Amort de la Dette Sociale 0.125% 10/25/23 (Reg. S)	EUR	100,000	119,378
Credit Agricole SA 2.625% 3/17/27 (Reg. S)	EUR	107,000	138,411
Dexia Credit Local SA:
0.625% 2/3/24 (Reg. S)	EUR	100,000	121,156
0.625% 1/17/26 (Reg. S)	EUR	500,000	612,258
0.75% 1/25/23 (Reg. S)	EUR	100,000	120,340
EDF SA 2% 12/9/49 (Reg. S)	EUR	200,000	240,456
La Poste 1.375% 4/21/32 (Reg. S)	EUR	400,000	509,284
Oseo SA:
0.125% 11/25/23 (Reg. S)	EUR	100,000	119,085
0.125% 3/25/25 (Reg. S)	EUR	200,000	238,800
0.25% 3/29/30 (Reg. S)	EUR	100,000	120,150
0.625% 5/25/26 (Reg. S)	EUR	200,000	246,238
RCI Banque SA:
0.75% 4/10/23 (Reg. S)	EUR	41,000	47,423
1.625% 5/26/26 (Reg. S)	EUR	37,000	43,202
RTE EdF Transport SA 0% 9/9/27 (Reg. S)	EUR	100,000	116,260
Societe du Grand Paris EPIC 1.7% 5/25/50 (Reg. S)	EUR	100,000	151,933
Societe Generale SFH 0.25% 9/11/23 (Reg. S)	EUR	100,000	119,735
Societe Nationale des Chemins de Fer Francais 0.625% 4/17/30 (Reg. S)	EUR	300,000	364,703
UNEDIC:
0.875% 5/25/28 (Reg. S)	EUR	400,000	507,061
1.25% 10/21/27 (Reg. S)	EUR	100,000	129,716

TOTAL FRANCE			6,329,043

Germany - 3.6%
Bremen Freie Hansestadt 0.4% 8/20/49 (Reg. S)	EUR	29,000	35,437
Commerzbank AG:
0.01% 3/11/30	EUR	53,000	63,414
0.5% 12/4/26 (Reg. S)	EUR	58,000	68,308
1.25% 1/9/34	EUR	58,000	79,539
Daimler AG:
0.375% 11/8/26 (Reg. S)	EUR	23,000	26,588
1.125% 8/8/34 (Reg. S)	EUR	27,000	31,746
1.5% 7/3/29 (Reg. S)	EUR	44,000	55,352
2.625% 4/7/25 (Reg. S)	EUR	472,000	606,170
Deutsche Bahn Finance BV 1.375% 7/7/25 (Reg. S)	GBP	28,000	37,562
Deutsche Bank AG:
1.625% 1/20/27 (Reg. S)	EUR	300,000	351,632
2.625% 12/16/24 (Reg. S)	GBP	200,000	261,427
Deutsche Telekom AG 3.125% 2/6/34 (Reg. S)	GBP	60,000	90,112
E.ON AG 0.25% 10/24/26 (Reg. S)	EUR	69,000	81,643
KfW:
0% 9/30/26 (Reg. S)	EUR	70,000	84,696
0.01% 5/5/27 (Reg. S)	EUR	38,000	46,076
0.875% 9/15/26 (Reg. S)	GBP	43,000	57,503
1.125% 12/7/21 (Reg. S)	GBP	145,000	189,316
1.25% 8/28/23	NOK	380,000	41,693
1.375% 12/9/24 (Reg. S)	GBP	151,000	204,465
1.375% 2/2/28	SEK	310,000	36,982
1.5% 7/24/24	AUD	82,000	61,024
2.9% 6/6/22	AUD	364,000	272,231
3.2% 9/11/26	AUD	118,000	96,874
Land Niedersachsen 1.125% 9/12/33 (Reg. S)	EUR	70,000	95,014
Land Nordrhein-Westfalen:
0% 1/14/22 (Reg. S)	EUR	1,344,000	1,586,409
0.5% 11/25/39 (Reg. S)	EUR	72,000	90,746
0.625% 7/21/31 (Reg. S)	EUR	24,000	30,600
0.8% 7/30/49 (Reg. S)	EUR	104,000	140,373
Landwirtschaftliche Rentenbank:
0.05% 12/18/29 (Reg. S)	EUR	42,000	50,879
0.875% 12/15/26 (Reg. S)	GBP	19,000	25,368
2.6% 3/23/27 (Reg. S)	AUD	60,000	47,724
NRW.BANK 1% 6/15/22 (Reg. S)	GBP	300,000	391,730
UniCredit Bank AG:
0.25% 1/15/32 (Reg. S)	EUR	39,000	47,583
0.85% 5/22/34 (Reg. S)	EUR	102,000	133,909
Volkswagen Financial Services AG:
1.5% 10/1/24 (Reg. S)	EUR	36,000	43,401
2.5% 4/6/23	EUR	35,000	43,100
3.375% 4/6/28 (Reg. S)	EUR	32,000	43,514

TOTAL GERMANY			5,650,140

Ireland - 0.1%
GE Capital European Funding 4.625% 2/22/27	EUR	100,000	137,972
Italy - 0.9%
Assicurazioni Generali SpA 5.5% 10/27/47 (Reg. S) (a)	EUR	100,000	137,616
Intesa Sanpaolo SpA:
0.875% 6/27/22 (Reg. S)	EUR	100,000	118,633
2.125% 5/26/25 (Reg. S)	EUR	323,000	401,632
Snam Rete Gas SpA 0% 5/12/24 (Reg. S)	EUR	110,000	128,966
UniCredit SpA 2.2% 7/22/27 (Reg. S) (a)	EUR	490,000	586,793

TOTAL ITALY			1,373,640

Japan - 0.1%
Takeda Pharmaceutical Co. Ltd. 2% 7/9/40	EUR	157,000	194,966
Luxembourg - 0.9%
CK Hutchison Group Telecom Finance SA 0.375% 10/17/23 (Reg. S)	EUR	887,000	1,048,304
European Financial Stability Facility 2.25% 9/5/22 (Reg. S)	EUR	190,000	235,388
Medtronic Global Holdings SCA 0.25% 7/2/25	EUR	100,000	118,120
Nestle Finance International Ltd. 1.25% 11/2/29 (Reg. S)	EUR	30,000	39,164

TOTAL LUXEMBOURG			1,440,976

Mexico - 0.4%
America Movil S.A.B. de CV:
0.75% 6/26/27	EUR	100,000	119,649
1.5% 3/10/24	EUR	100,000	122,374
2.125% 3/10/28	EUR	200,000	262,336
Petroleos Mexicanos 4.75% 2/26/29 (Reg. S)	EUR	100,000	99,841

TOTAL MEXICO			604,200

Multi-National - 0.1%
EUROFIMA 0.15% 10/10/34 (Reg. S)	EUR	191,000	223,530
Netherlands - 3.7%
Airbus Group NV 2.375% 6/9/40 (Reg. S)	EUR	166,000	197,384
Bank Nederlandse Gemeenten NV:
1% 6/17/22 (Reg. S)	GBP	262,000	342,454
1.25% 12/15/21	GBP	1,694,000	2,213,810
2.25% 8/30/22	EUR	140,000	172,797
3.3% 7/17/28 (Reg. S)	AUD	97,000	81,094
BAT Netherlands Finance BV 3.125% 4/7/28 (Reg. S)	EUR	100,000	134,168
BMV Finance NV:
0.125% 7/13/22 (Reg. S)	EUR	457,000	537,467
0.625% 10/6/23 (Reg. S)	EUR	32,000	38,198
1.5% 2/6/29 (Reg. S)	EUR	86,000	109,907
Daimler International Finance BV 1.375% 6/26/26 (Reg. S)	EUR	44,000	53,897
ENEL Finance International NV 0.375% 6/17/27 (Reg. S)	EUR	100,000	117,691
ING Groep NV:
2.125% 5/26/31 (Reg. S) (a)	EUR	400,000	486,910
3% 2/18/26 (Reg. S)	GBP	100,000	140,539
JAB Holdings BV 2.5% 6/25/29	EUR	100,000	129,673
Nederlandse Waterschapsbank NV 3.3% 5/2/29 (Reg. S)	AUD	40,000	33,663
Rabobank Nederland 1.25% 3/23/26 (Reg. S)	EUR	79,000	99,002
RWE Finance BV 1.5% 7/31/29 (Reg. S)	EUR	34,000	43,649
Schlumberger Finance BV 2% 5/6/32 (Reg. S)	EUR	230,000	294,366
Siemens Financieringsmaatschappij NV:
0.125% 9/5/29 (Reg. S)	EUR	24,000	28,131
1.75% 2/28/39 (Reg. S)	EUR	23,000	31,720
Volkswagen Financial Services AG 2.25% 4/12/25 (Reg. S)	GBP	26,000	34,776
Volkswagen International Finance NV:
1.125% 10/2/23 (Reg. S)	EUR	100,000	119,828
1.625% 1/16/30 (Reg. S)	EUR	45,000	55,437
4.125% 11/16/38 (Reg. S)	EUR	200,000	315,319

TOTAL NETHERLANDS			5,811,880

Norway - 1.4%
DNB Naeringskreditt A/S 0.375% 11/14/23 (Reg. S)	EUR	850,000	1,021,975
Eika BoligKreditt A/S 0.625% 10/28/21 (Reg. S)	EUR	135,000	160,236
Equinor ASA 1.375% 5/22/32 (Reg. S)	EUR	241,000	307,423
Kommunalbanken A/S 1.5% 12/15/23 (Reg. S)	GBP	100,000	133,977
Telenor ASA:
0% 9/25/23 (Reg. S)	EUR	253,000	297,532
0.75% 5/31/26 (Reg. S)	EUR	100,000	121,564
1.125% 5/31/29 (Reg. S)	EUR	157,000	196,719

TOTAL NORWAY			2,239,426

Spain - 2.4%
Abertis Infraestructuras SA 2.375% 9/27/27 (Reg. S)	EUR	400,000	492,436
Banco Bilbao Vizcaya Argentaria SA 2.575% 2/22/29 (Reg. S) (a)	EUR	100,000	120,090
Banco Santander SA:
1.375% 2/9/22 (Reg. S)	EUR	1,300,000	1,553,809
1.375% 1/5/26 (Reg. S)	EUR	100,000	121,623
3.125% 1/19/27 (Reg. S)	EUR	100,000	129,783
CaixaBank SA 2.375% 2/1/24 (Reg. S)	EUR	800,000	989,454
Comunidad de Madrid 1.571% 4/30/29 (Reg. S)	EUR	316,000	410,697

TOTAL SPAIN			3,817,892

Sweden - 0.9%
Lansforsakringar Hypotek AB:
1.25% 9/17/25	SEK	400,000	47,055
1.5% 9/16/26 (Reg. S)	SEK	5,600,000	671,232
Nordea Hypotek AB 1% 9/17/25	SEK	1,700,000	197,642
Skandinaviska Enskilda Banken AB 0.75% 11/15/27 (Reg. S)	EUR	100,000	126,048
Swedbank Hypotek AB:
0.45% 8/23/23 (Reg. S)	EUR	190,000	228,699
1% 9/18/24 (Reg. S)	SEK	800,000	92,542

TOTAL SWEDEN			1,363,218

Switzerland - 1.3%
Credit Suisse Group AG:
0.65% 1/14/28 (Reg. S) (a)	EUR	100,000	117,058
1.25% 7/17/25 (Reg. S) (a)	EUR	100,000	120,740
3.25% 4/2/26 (Reg. S) (a)	EUR	505,000	661,697
Pfandbrief Schweiz Hypo 0% 7/29/24 (Reg. S)	CHF	40,000	44,070
Pfandbriefbank Schweizerischer Hypothekarinstitute AG:
0.1% 12/3/31 (Reg. S)	CHF	195,000	214,869
0.5% 11/24/28 (Reg. S)	CHF	40,000	45,786
UBS Group AG 0.25% 1/29/26 (Reg. S) (a)	EUR	669,000	784,124

TOTAL SWITZERLAND			1,988,344

United Kingdom - 2.9%
Barclays PLC:
2% 2/7/28 (Reg. S) (a)	EUR	335,000	389,676
3.375% 4/2/25 (Reg. S) (a)	EUR	701,000	891,774
BP Capital Markets PLC 1.637% 6/26/29 (Reg. S)	EUR	100,000	126,427
HSBC Holdings PLC:
1.5% 12/4/24 (Reg. S) (a)	EUR	930,000	1,128,120
3% 7/22/28 (a)	GBP	110,000	151,607
LCR Finance PLC 5.1% 3/7/51	GBP	20,000	52,682
Lloyds Bank PLC 0.125% 9/23/29 (Reg. S)	EUR	100,000	119,557
Lloyds Banking Group PLC:
0.5% 11/12/25 (Reg. S) (a)	EUR	130,000	151,667
0.625% 1/15/24 (a)	EUR	100,000	117,559
2.25% 10/16/24	GBP	100,000	133,420
3.5% 4/1/26 (Reg. S) (a)	EUR	404,000	531,875
Royal Bank of Scotland Group PLC:
3 month EURIBOR + 1.080% 1.75% 3/2/26 (Reg. S) (a)(b)	EUR	110,000	133,243
3.622% 8/14/30 (Reg. S) (a)	GBP	411,000	553,656
Standard Chartered PLC 0.85% 1/27/28 (Reg. S) (a)	EUR	107,000	123,947

TOTAL UNITED KINGDOM			4,605,210

United States of America - 2.1%
Altria Group, Inc. 2.2% 6/15/27	EUR	398,000	504,015
AT&T, Inc. 0.25% 3/4/26	EUR	100,000	116,315
Citigroup, Inc. 2.75% 1/24/24	GBP	204,000	278,207
Fidelity National Information Services, Inc. 1.5% 5/21/27	EUR	417,000	519,811
Ford Motor Credit Co. LLC 2.33% 11/25/25	EUR	100,000	109,155
General Electric Co.:
0.875% 5/17/25	EUR	110,000	128,290
2.125% 5/17/37	EUR	110,000	124,918
Goldman Sachs Group, Inc.:
2% 11/1/28 (Reg. S)	EUR	51,000	66,273
3.125% 7/25/29 (Reg. S)	GBP	27,000	39,411
3.375% 3/27/25 (Reg. S)	EUR	488,000	646,703
IBM Corp. 0.5% 9/7/21	EUR	140,000	165,246
Philip Morris International, Inc. 1.45% 8/1/39	EUR	100,000	115,856
Thermo Fisher Scientific, Inc.:
0.125% 3/1/25	EUR	100,000	117,304
1.875% 10/1/49	EUR	106,000	125,044
Wells Fargo & Co. 2.125% 9/24/31 (Reg. S)	GBP	110,000	147,460

TOTAL UNITED STATES OF AMERICA			3,204,008

TOTAL NONCONVERTIBLE BONDS
(Cost $45,644,254)			46,228,580

Government Obligations - 66.9%
Australia - 0.9%
Australian Commonwealth:
0.25% 11/21/24 (Reg. S)	AUD	57,000	40,824
0.25% 11/21/25 (Reg. S)	AUD	682,000	485,713
1.75% 6/21/51 (Reg. S)	AUD	718,000	516,448
3% 3/21/47	AUD	122,000	112,964
3.25% 4/21/25 (Reg. S)	AUD	56,000	45,480
Queensland Treasury Corp.:
1.75% 8/21/31 (Reg. S) (c)	AUD	298,000	222,196
3.5% 8/21/30 (Reg. S) (c)	AUD	58,000	50,584

TOTAL AUSTRALIA			1,474,209

Austria - 1.2%
Austrian Republic:
0% 9/20/22 (Reg. S) (c)	EUR	41,000	48,683
0% 7/15/24 (Reg. S) (c)	EUR	179,000	215,030
0% 2/20/30 (Reg. S) (c)	EUR	78,000	94,504
0.5% 2/20/29 (Reg. S) (c)	EUR	677,000	856,823
0.75% 10/20/26 (Reg. S) (c)	EUR	70,000	88,750
0.75% 2/20/28 (Reg. S) (c)	EUR	65,000	83,312
0.75% 3/20/51 (Reg. S) (c)	EUR	246,000	337,427
1.2% 10/20/25 (Reg. S) (c)	EUR	77,000	98,774
2.4% 5/23/34(Reg. S) (c)	EUR	40,000	63,565
3.15% 6/20/44(Reg. S) (c)	EUR	10,000	20,334
4.15% 3/15/37 (c)	EUR	20,000	39,979

TOTAL AUSTRIA			1,947,181

Belgium - 2.0%
Belgian Kingdom:
0.1% 6/22/30 (Reg. S)	EUR	175,000	213,070
0.2% 10/22/23 (Reg. S) (c)	EUR	109,000	131,184
0.4% 6/22/40 (c)	EUR	86,000	105,014
0.5% 10/22/24 (Reg. S) (c)	EUR	32,000	39,270
0.8% 6/22/25 (Reg. S) (c)	EUR	105,000	131,432
0.8% 6/22/27 (c)	EUR	39,000	49,769
0.9% 6/22/29 (c)	EUR	1,373,000	1,790,262
1% 6/22/26 (Reg. S) (c)	EUR	71,000	90,760
1.25% 4/22/33 (Reg. S)	EUR	24,000	33,153
1.6% 6/22/47 (c)	EUR	30,000	46,300
1.7% 6/22/50 (c)	EUR	23,000	36,840
1.9% 6/22/38(Reg. S) (c)	EUR	101,000	155,893
3.75% 6/22/45(Reg. S)	EUR	20,000	42,672
4% 3/28/32	EUR	30,000	52,358
5.5% 3/28/28	EUR	40,000	68,185
Walloon Region 1.05% 6/22/40 (Reg. S)	EUR	100,000	127,643

TOTAL BELGIUM			3,113,805

Canada - 4.7%
Alberta Province:
0.5% 4/16/25 (Reg. S)	EUR	100,000	120,889
2.05% 6/1/30	CAD	129,000	101,969
2.55% 12/15/22	CAD	160,000	125,734
3.1% 6/1/50	CAD	231,000	204,480
Canadian Government:
0.25% 8/1/22	CAD	2,345,000	1,761,123
1% 6/1/27	CAD	58,000	45,299
1.25% 11/1/21	CAD	170,000	129,107
1.25% 6/1/30	CAD	216,000	172,654
1.5% 8/1/21	CAD	20,000	15,186
1.5% 9/1/24	CAD	58,000	45,601
1.75% 3/1/23	CAD	340,000	264,723
2% 6/1/28	CAD	50,000	41,941
2% 12/1/51	CAD	54,000	50,028
Manitoba Province 3.2% 3/5/50	CAD	256,000	235,730
New Brunswick Province 3.05% 8/14/50	CAD	227,000	199,978
Newfoundland Province:
2.65% 10/17/50	CAD	167,000	124,081
3.3% 10/17/46	CAD	50,000	41,632
Ontario Province:
0.375% 6/14/24 (Reg. S)	EUR	100,000	120,147
0.375% 4/8/27 (Reg. S)	EUR	283,000	343,373
2.05% 6/2/30	CAD	59,000	47,381
2.3% 9/8/24	CAD	53,000	42,394
2.4% 6/2/26	CAD	49,000	40,040
2.65% 12/2/50	CAD	49,000	42,170
2.7% 6/2/29	CAD	1,703,000	1,438,997
2.8% 6/2/48	CAD	33,000	28,865
Province of British Columbia:
2.3% 6/18/26	CAD	210,000	171,258
2.95% 6/18/50	CAD	251,000	230,376
Province of Quebec:
2.3% 9/1/29	CAD	1,179,000	970,755
3.5% 12/1/45	CAD	130,000	126,226
Saskatchewan Province 3.1% 6/2/50	CAD	37,000	33,486

TOTAL CANADA			7,315,623

Chile - 0.2%
Chilean Republic:
1.25% 1/29/40	EUR	114,000	133,659
1.875% 5/27/30	EUR	100,000	129,226

TOTAL CHILE			262,885

Croatia - 0.3%
Croatia Republic:
1.125% 6/19/29 (Reg. S)	EUR	151,000	180,138
2.7% 6/15/28	EUR	200,000	267,832

TOTAL CROATIA			447,970

Cyprus - 0.1%
Republic of Cyprus:
2.375% 9/25/28 (Reg. S)	EUR	84,000	113,197
2.75% 6/27/24 (Reg. S)	EUR	32,000	41,176
3.75% 7/26/23 (Reg. S)	EUR	44,000	57,001

TOTAL CYPRUS			211,374

Czech Republic - 0.5%
Czech Republic:
0.1% 4/17/22	CZK	7,310,000	315,433
0.45% 10/25/23	CZK	5,390,000	234,564
0.75% 2/23/21	CZK	580,000	25,209
1.2% 3/13/31	CZK	3,160,000	141,843

TOTAL CZECH REPUBLIC			717,049

Denmark - 0.6%
Danish Kingdom:
0.25% 11/15/20	DKK	1,420,000	223,802
0.25% 11/15/22 (Reg. S) (c)	DKK	554,000	88,827
0.5% 11/15/27	DKK	907,000	153,135
0.5% 11/15/29(Reg. S) (c)	DKK	3,008,000	513,718

TOTAL DENMARK			979,482

Finland - 0.5%
Finnish Government:
0% 9/15/23 (Reg. S) (c)	EUR	209,000	249,894
0.5% 4/15/26 (Reg. S) (c)	EUR	44,000	54,755
0.5% 9/15/28 (Reg. S) (c)	EUR	315,000	397,873
2.625% 7/4/42 (c)	EUR	20,000	36,983

TOTAL FINLAND			739,505

France - 5.2%
French Government:
0% 2/25/22(Reg. S)	EUR	510,000	603,427
0% 2/25/23 (Reg. S)	EUR	373,000	444,018
0% 3/25/25(Reg. S)	EUR	1,375,000	1,656,529
0% 11/25/29 (Reg. S)	EUR	109,000	131,554
0.25% 11/25/26(Reg. S)	EUR	118,000	144,984
0.5% 5/25/25	EUR	182,000	224,495
0.5% 5/25/26	EUR	33,000	41,020
0.5% 5/25/29 (Reg. S)	EUR	75,000	94,590
0.5% 5/25/40 (Reg. S) (c)	EUR	2,056,000	2,559,877
0.75% 5/25/28 (Reg. S)	EUR	32,000	40,943
0.75% 5/25/52 (Reg. S) (c)	EUR	166,000	212,605
1% 11/25/25(Reg. S)	EUR	36,000	45,709
1% 5/25/27	EUR	122,000	157,434
1.25% 5/25/34(Reg. S)	EUR	137,000	189,784
1.25% 5/25/36(Reg. S) (c)	EUR	201,000	281,246
1.5% 5/25/31(Reg. S)	EUR	96,000	133,595
1.5% 5/25/50 (Reg. S) (c)	EUR	55,000	84,545
1.75% 6/25/39 (Reg. S) (c)	EUR	221,000	338,400
1.75% 5/25/66 (c)	EUR	33,000	58,214
2% 5/25/48 (c)	EUR	42,000	70,809
2.5% 10/25/20	EUR	430,000	505,061
4.75% 4/25/35	EUR	100,000	200,148

TOTAL FRANCE			8,218,987

Germany - 0.5%
German Federal Republic:
0% 3/12/21 (Reg. S)	EUR	100,000	117,561
0% 4/8/22(Reg. S)	EUR	74,000	87,660
0% 8/15/26(Reg. S)	EUR	57,000	69,689
0% 8/15/29(Reg. S)	EUR	31,000	38,275
0% 2/15/30 (Reg. S)	EUR	58,000	71,623
0% 8/15/50	EUR	210,000	253,196
1.25% 8/15/48	EUR	20,000	32,525
2.5% 7/4/44	EUR	20,000	38,895
4% 1/4/37	EUR	40,000	81,117
4.75% 7/4/40	EUR	20,000	47,549

TOTAL GERMANY			838,090

Hungary - 0.5%
Hungarian Republic:
1% 11/26/25	HUF	46,850,000	146,745
1.5% 8/23/23	HUF	63,350,000	205,006
1.625% 4/28/32 (Reg. S)	EUR	246,000	304,917
2.5% 10/24/24	HUF	11,820,000	39,587
3% 6/26/24	HUF	7,530,000	25,610

TOTAL HUNGARY			721,865

Indonesia - 0.9%
Indonesian Republic:
2.15% 7/18/24 (Reg. S)	EUR	129,000	158,383
2.625% 6/14/23	EUR	100,000	123,693
3.75% 6/14/28 (Reg. S)	EUR	284,000	387,813
6.375% 4/15/42	IDR	900,000,000	51,109
6.5% 6/15/25	IDR	717,000,000	49,535
7% 9/15/30	IDR	1,979,000,000	132,997
7.5% 4/15/40	IDR	5,579,000,000	375,683
8.125% 5/15/24	IDR	1,101,000,000	79,356
8.375% 4/15/39	IDR	323,000,000	23,085

TOTAL INDONESIA			1,381,654

Ireland - 0.6%
Irish Republic:
0% 10/18/22 (Reg. S)	EUR	40,000	47,424
0.2% 10/18/30 (Reg. S)	EUR	86,000	104,623
0.9% 5/15/28 (Reg. S)	EUR	32,000	41,026
1% 5/15/26(Reg. S)	EUR	104,000	132,079
1.1% 5/15/29 (Reg. S)	EUR	434,000	569,089
1.5% 5/15/50 (Reg. S)	EUR	23,000	34,794
3.4% 3/18/24 (Reg.S)	EUR	28,000	37,385

TOTAL IRELAND			966,420

Israel - 0.6%
Israeli State:
1% 3/31/30	ILS	1,067,000	319,897
1.5% 11/30/23	ILS	402,000	122,186
1.5% 1/16/29 (Reg. S)	EUR	335,000	429,683
3.75% 3/31/47	ILS	30,000	12,542

TOTAL ISRAEL			884,308

Italy - 5.9%
Buoni del Tesoro Poliennali:
0.05% 4/15/21	EUR	65,000	76,369
0.05% 1/15/23 (c)	EUR	34,000	40,035
0.35% 2/1/25	EUR	32,000	37,819
0.85% 1/15/27 (Reg. S) (c)	EUR	81,000	97,219
0.95% 8/1/30 (Reg. S)	EUR	142,000	168,519
1% 7/15/22 (Reg. S)	EUR	335,000	401,300
1.35% 4/1/30 (Reg. S)	EUR	96,000	118,356
1.45% 5/15/25	EUR	80,000	99,049
1.6% 6/1/26	EUR	179,000	224,266
1.65% 3/1/32 (c)	EUR	198,000	249,666
1.75% 7/1/24(Reg. S)	EUR	185,000	230,379
2.05% 8/1/27	EUR	32,000	41,334
2.25% 9/1/36 (Reg. S) (c)	EUR	143,000	191,720
2.3% 10/15/21	EUR	130,000	156,514
2.45% 9/1/33 (c)	EUR	39,000	53,206
2.45% 9/1/50 (Reg. S) (c)	EUR	77,000	104,907
2.5% 12/1/24	EUR	90,000	115,758
2.5% 11/15/25	EUR	986,000	1,285,396
2.7% 3/1/47 (c)	EUR	116,000	165,572
3% 8/1/29	EUR	2,038,000	2,855,616
3.1% 3/1/40 (Reg. S) (c)	EUR	130,000	194,270
3.75% 9/1/24	EUR	80,000	107,049
3.85% 9/1/49 (c)	EUR	416,000	722,034
Italian Republic:
0% 5/30/22	EUR	807,000	948,714
1.45% 3/1/36 (Reg. S) (c)	EUR	239,000	288,827
4.5% 3/1/26 (c)	EUR	50,000	71,612
5% 3/1/25 (c)	EUR	80,000	113,615
5% 8/1/34 (c)	EUR	20,000	34,907
5% 8/1/39 (c)	EUR	20,000	37,281
6.5% 11/1/27	EUR	50,000	82,564

TOTAL ITALY			9,313,873

Japan - 16.1%
Japan Government:
, yield at date of purchase -0.1508% 5/1/22	JPY	71,650,000	682,552
0.1% 12/20/21	JPY	9,350,000	88,921
0.1% 6/1/22	JPY	129,000,000	1,228,757
0.1% 8/1/22	JPY	64,600,000	615,368
0.1% 9/20/22	JPY	31,100,000	296,291
0.1% 3/20/23	JPY	24,950,000	237,932
0.1% 6/20/23	JPY	4,350,000	41,507
0.1% 9/20/23	JPY	14,600,000	139,369
0.1% 12/20/23	JPY	322,400,000	3,079,315
0.1% 6/20/24	JPY	34,600,000	330,873
0.1% 9/20/24	JPY	5,600,000	53,582
0.1% 12/20/24	JPY	4,300,000	41,173
0.1% 3/20/26	JPY	19,900,000	190,843
0.1% 6/20/26	JPY	17,550,000	168,384
0.1% 9/20/26	JPY	20,350,000	195,357
0.1% 12/20/26	JPY	9,700,000	93,184
0.1% 3/20/27	JPY	13,300,000	127,818
0.1% 9/20/27	JPY	9,750,000	93,773
0.1% 12/20/27	JPY	7,850,000	75,485
0.1% 3/20/28	JPY	4,750,000	45,673
0.1% 6/20/28	JPY	6,750,000	64,889
0.1% 9/20/28	JPY	11,950,000	114,839
0.1% 12/20/28	JPY	4,300,000	41,299
0.1% 3/20/29	JPY	11,450,000	109,900
0.1% 6/20/29	JPY	3,900,000	37,398
0.1% 9/20/29	JPY	636,700,000	6,099,727
0.1% 12/20/29	JPY	7,900,000	75,643
0.1% 3/20/30	JPY	15,400,000	147,312
0.1% 6/20/30	JPY	58,500,000	558,957
0.2% 6/20/36	JPY	74,800,000	700,204
0.3% 12/20/24	JPY	7,650,000	73,864
0.3% 6/20/39	JPY	35,550,000	332,211
0.3% 9/20/39	JPY	36,750,000	343,300
0.3% 12/20/39	JPY	27,300,000	254,658
0.3% 6/20/46	JPY	37,750,000	339,022
0.4% 6/20/25	JPY	12,550,000	121,896
0.4% 9/20/25	JPY	44,650,000	434,163
0.4% 3/20/36	JPY	28,300,000	273,565
0.4% 3/20/40	JPY	41,200,000	391,026
0.4% 6/20/49	JPY	9,150,000	82,677
0.4% 9/20/49	JPY	5,450,000	49,153
0.4% 3/20/50	JPY	8,550,000	76,900
0.4% 3/20/56	JPY	12,300,000	108,608
0.5% 9/20/36	JPY	37,400,000	366,000
0.5% 12/20/38	JPY	15,550,000	150,926
0.5% 9/20/46	JPY	15,100,000	142,172
0.5% 3/20/59	JPY	6,350,000	57,792
0.6% 12/20/36	JPY	12,050,000	119,691
0.6% 6/20/37	JPY	3,900,000	38,698
0.6% 12/20/37	JPY	6,700,000	66,337
0.6% 6/20/50	JPY	15,150,000	143,900
0.7% 9/20/38	JPY	143,050,000	1,437,906
0.7% 6/20/48	JPY	2,700,000	26,552
0.8% 9/20/22	JPY	30,850,000	297,949
0.8% 9/20/47	JPY	10,200,000	102,883
0.9% 9/20/48	JPY	249,150,000	2,568,585
1.2% 3/20/35	JPY	19,650,000	211,949
1.4% 3/20/55	JPY	5,500,000	64,847
1.6% 6/20/30	JPY	4,600,000	50,290
1.6% 3/20/33	JPY	4,300,000	48,077
1.6% 12/20/33	JPY	33,050,000	371,314
1.7% 12/20/22	JPY	28,850,000	284,684

TOTAL JAPAN			25,207,920

Korea (South) - 11.0%
Korean Republic:
1.125% 9/10/39	KRW	321,370,000	255,215
1.25% 12/10/22	KRW	164,870,000	142,713
1.375% 9/10/24	KRW	836,330,000	727,031
1.375% 12/10/29	KRW	41,420,000	35,291
1.5% 3/10/25	KRW	5,471,120,000	4,774,940
1.5% 12/10/26	KRW	32,000,000	27,856
1.5% 3/10/50	KRW	3,059,350,000	2,559,256
1.625% 6/10/22	KRW	703,200,000	611,395
1.875% 3/10/22	KRW	28,940,000	25,219
1.875% 3/10/24	KRW	4,163,790,000	3,680,450
1.875% 6/10/26	KRW	806,830,000	716,460
1.875% 6/10/29	KRW	1,048,240,000	932,022
2% 9/10/22	KRW	672,950,000	590,258
2% 3/10/49	KRW	381,850,000	356,792
2.125% 3/10/47	KRW	29,200,000	27,813
2.25% 6/10/21	KRW	92,610,000	80,290
2.25% 9/10/23	KRW	448,940,000	399,929
2.375% 3/10/23	KRW	703,900,000	625,705
2.375% 12/10/27	KRW	50,660,000	46,626
2.375% 12/10/28	KRW	167,130,000	154,272
2.375% 9/10/38	KRW	42,420,000	40,908
2.625% 6/10/28	KRW	121,650,000	114,082
2.625% 3/10/48	KRW	48,020,000	50,442
3% 3/10/23	KRW	160,920,000	145,096
3.375% 9/10/23	KRW	41,520,000	38,137

TOTAL KOREA (SOUTH)			17,158,198

Latvia - 0.1%
Latvian Republic 1.375% 9/23/25 (Reg. S)	EUR	100,000	127,244
Lithuania - 0.1%
Lithuanian Republic:
0.5% 6/19/29 (Reg. S)	EUR	32,000	39,852
2.125% 10/22/35 (Reg. S)	EUR	57,000	86,083

TOTAL LITHUANIA			125,935

Luxembourg - 0.0%
Grand Duchy of Luxembourg 0% 4/28/25 (Reg. S)	EUR	35,000	42,192
Malaysia - 0.5%
Malaysian Government:
3.478% 6/14/24	MYR	170,000	42,802
3.729% 3/31/22	MYR	1,277,000	315,635
3.757% 5/22/40	MYR	1,059,000	268,063
3.9% 11/30/26	MYR	152,000	39,641
3.906% 7/15/26	MYR	171,000	44,494
4.059% 9/30/24	MYR	219,000	56,404
4.736% 3/15/46	MYR	90,000	24,430
4.921% 7/6/48	MYR	50,000	14,045
4.935% 9/30/43	MYR	150,000	41,455

TOTAL MALAYSIA			846,969

Mexico - 1.2%
United Mexican States:
1.125% 1/17/30	EUR	100,000	108,159
2.875% 4/8/39	EUR	185,000	215,412
5.75% 3/5/26	MXN	1,481,000	68,569
6.75% 3/9/23	MXN	789,000	37,512
7.25% 12/9/21	MXN	11,029,000	515,313
8% 9/5/24	MXN	17,600,000	883,771
8% 11/7/47	MXN	780,000	38,936

TOTAL MEXICO			1,867,672

Netherlands - 1.4%
Dutch Government:
0% 1/15/24(Reg. S) (c)	EUR	180,000	215,678
0% 1/15/27 (Reg. S) (c)	EUR	35,000	42,540
0% 7/15/30 (Reg. S) (c)	EUR	86,000	105,012
0.25% 7/15/25 (c)	EUR	91,000	111,382
0.25% 7/15/29(Reg. S) (c)	EUR	1,020,000	1,273,336
0.5% 7/15/26(Reg. S) (c)	EUR	32,000	39,995
0.5% 1/15/40 (Reg. S) (c)	EUR	84,000	110,817
0.75% 7/15/27 (Reg. S) (c)	EUR	106,000	135,546
2.5% 1/15/33 (c)	EUR	80,000	127,084
4% 1/15/37 (c)	EUR	30,000	59,838

TOTAL NETHERLANDS			2,221,228

New Zealand - 0.2%
New Zealand Government:
1.5% 5/15/31	NZD	37,000	26,970
1.75% 5/15/41	NZD	152,000	111,122
2.75% 4/15/25	NZD	140,000	104,040

TOTAL NEW ZEALAND			242,132

Norway - 0.1%
Norway Government Bond:
1.375% 8/19/30 (Reg. S) (c)	NOK	904,000	103,926
1.5% 2/19/26 (Reg. S) (c)	NOK	295,000	33,555

TOTAL NORWAY			137,481

Poland - 0.7%
Polish Government:
0% 2/10/25 (Reg. S)	EUR	41,000	48,341
1% 3/7/29 (Reg. S)	EUR	309,000	394,666
2% 3/8/49 (Reg. S)	EUR	17,000	25,868
2.5% 1/25/23	PLN	140,000	38,266
2.5% 4/25/24	PLN	1,910,000	533,055
4% 10/25/23	PLN	97,000	27,994
4% 4/25/47	PLN	96,000	36,237

TOTAL POLAND			1,104,427

Portugal - 0.6%
Portugal Obrigacoes Do Tesouro:
0.9% 10/12/35 (Reg. S) (c)	EUR	84,000	102,421
1.95% 6/15/29 (Reg. S) (c)	EUR	458,000	621,761
2.875% 10/15/25 (Reg. S) (c)	EUR	22,000	29,833
2.875% 7/21/26(Reg. S) (c)	EUR	112,000	154,386
Portuguese Republic 2.25% 4/18/34 (c)	EUR	23,000	33,131

TOTAL PORTUGAL			941,532

Romania - 0.2%
Romanian Republic:
2.875% 5/26/28 (Reg. S)	EUR	32,000	40,848
3.875% 10/29/35 (Reg. S)	EUR	73,000	97,063
4.125% 3/11/39	EUR	35,000	46,627
4.625% 4/3/49	EUR	103,000	147,066

TOTAL ROMANIA			331,604

Russia - 0.4%
Ministry of Finance of the Russian Federation:
6.5% 2/28/24	RUB	2,875,000	38,701
7.05% 1/19/28	RUB	3,503,000	48,034
7.6% 7/20/22	RUB	4,237,000	57,256
7.65% 4/10/30	RUB	29,590,000	420,456
7.7% 3/23/33	RUB	2,462,000	35,359

TOTAL RUSSIA			599,806

Saudi Arabia - 0.1%
Kingdom of Saudi Arabia 2% 7/9/39 (Reg. S)	EUR	163,000	194,932
Singapore - 0.2%
Republic of Singapore:
2% 2/1/24	SGD	147,000	113,622
2.25% 8/1/36	SGD	50,000	42,274
2.375% 7/1/39	SGD	191,000	165,901
2.75% 3/1/46	SGD	20,000	19,296

TOTAL SINGAPORE			341,093

Slovakia - 0.2%
Slovakia Republic:
0% 11/13/23	EUR	50,000	59,690
1% 10/9/30 (Reg. S)	EUR	110,000	144,917
1.625% 1/21/31 (Reg. S)	EUR	32,000	44,596
3% 2/28/23 (Reg. S)	EUR	52,000	66,251

TOTAL SLOVAKIA			315,454

Slovenia - 0.1%
Republic of Slovenia:
1.1875% 3/14/29 (Reg. S)	EUR	110,000	142,163
2.125% 7/28/25 (Reg. S)	EUR	64,000	84,157

TOTAL SLOVENIA			226,320

Spain - 3.9%
Spanish Kingdom:
0% 4/30/23	EUR	32,000	37,925
0.25% 7/30/24(Reg. S) (c)	EUR	52,000	62,394
0.45% 10/31/22	EUR	23,000	27,491
0.5% 4/30/30 (Reg. S) (c)	EUR	58,000	70,007
0.6% 10/31/29 (Reg. S) (c)	EUR	32,000	39,068
1% 10/31/50 (Reg. S) (c)	EUR	71,000	81,872
1.25% 10/31/30 (Reg. S) (c)	EUR	373,000	480,694
1.4% 4/30/28 (Reg. S) (c)	EUR	100,000	129,626
1.45% 10/31/27 (c)	EUR	100,000	129,531
1.45% 4/30/29 (Reg. S) (c)	EUR	2,826,000	3,693,099
1.5% 4/30/27 (Reg. S) (c)	EUR	157,000	203,637
1.6% 4/30/25 (c)	EUR	243,000	309,714
1.85% 7/30/35 (Reg. S) (c)	EUR	272,000	377,146
1.95% 4/30/26 (Reg. S) (c)	EUR	40,000	52,572
1.95% 7/30/30 (Reg. S) (c)	EUR	26,000	35,660
2.15% 10/31/25 (Reg. S) (c)	EUR	44,000	57,908
2.35% 7/30/33 (Reg. S) (c)	EUR	70,000	101,646
2.7% 10/31/48 (c)	EUR	69,000	114,209
5.15% 10/31/28 (c)	EUR	80,000	132,285

TOTAL SPAIN			6,136,484

Sweden - 0.0%
Sweden Kingdom 0.75% 11/12/29 (c)	SEK	265,000	31,948
Switzerland - 0.5%
Switzerland Confederation:
0% 6/22/29 (Reg. S)	CHF	102,000	116,074
0% 6/26/34 (Reg. S)	CHF	24,000	27,420
0% 7/24/39 (Reg. S)	CHF	383,000	439,965
1.25% 5/28/26	CHF	35,000	42,246
2% 4/28/21 (Reg. S)	CHF	25,000	27,591
3.5% 4/8/33	CHF	45,000	73,422

TOTAL SWITZERLAND			726,718

Thailand - 0.7%
Kingdom of Thailand:
1.45% 12/17/24	THB	2,455,000	79,486
1.6% 12/17/29	THB	1,122,000	36,219
1.6% 6/17/35	THB	3,108,000	98,579
2.4% 12/17/23	THB	6,969,000	231,979
3.3% 6/17/38	THB	9,866,000	377,313
3.65% 6/20/31	THB	2,464,000	94,613
3.775% 6/25/32	THB	1,580,000	62,151
3.85% 12/12/25	THB	1,091,000	39,541

TOTAL THAILAND			1,019,881

United Kingdom - 3.4%
United Kingdom, Great Britain and Northern Ireland:
0.375% 10/22/30 (Reg. S)	GBP	196,000	255,651
0.625% 6/7/25	GBP	34,000	45,283
0.625% 10/22/50 (Reg. S)	GBP	165,000	204,266
0.875% 10/22/29 (Reg. S)	GBP	176,000	241,250
1% 4/22/24(Reg. S)	GBP	70,000	93,813
1.25% 7/22/27	GBP	42,000	58,670
1.25% 10/22/41 (Reg. S)	GBP	1,592,000	2,259,048
1.5% 7/22/47	GBP	120,000	182,283
1.625% 10/22/54 (Reg. S)	GBP	180,000	293,206
1.75% 9/7/37 (Reg. S)	GBP	227,000	345,633
1.75% 1/22/49(Reg. S)	GBP	742,000	1,197,803
4.25% 9/7/39	GBP	13,000	27,523
4.25% 12/7/40	GBP	19,000	40,941
4.25% 12/7/55	GBP	30,000	80,751

TOTAL UNITED KINGDOM			5,326,121

TOTAL GOVERNMENT OBLIGATIONS
(Cost $102,808,493)			104,807,571

Supranational Obligations - 3.7%
African Development Bank:
0.125% 10/7/26	EUR	41,000	49,232
0.875% 5/24/28	EUR	87,000	110,820
Asian Development Bank:
0.2% 5/25/23	EUR	130,000	155,238
1.125% 12/15/25	GBP	32,000	43,148
1.375% 3/7/25	GBP	25,000	33,939
2.45% 1/17/24	AUD	65,000	49,594
3.3% 8/8/28	AUD	55,000	46,456
Council of Europe Development Bank:
0% 4/9/27 (Reg. S)	EUR	33,000	39,725
0.125% 5/25/23	EUR	23,000	27,456
0.375% 10/27/22 (Reg. S)	EUR	49,000	58,552
0.625% 6/15/22 (Reg. S)	GBP	188,000	244,154
1.125% 12/15/21 (Reg. S)	GBP	91,000	118,718
European Financial Stability Facility:
0% 11/17/22 (Reg. S)	EUR	79,000	93,903
0.05% 10/17/29 (Reg. S)	EUR	23,000	27,888
0.75% 5/3/27 (Reg. S)	EUR	43,000	54,455
0.875% 4/10/35 (Reg. S)	EUR	610,000	806,970
1.45% 9/5/40 (Reg. S)	EUR	23,000	33,889
European Investment Bank:
0.05% 10/13/34 (Reg. S)	EUR	457,000	544,525
0.875% 12/15/23 (Reg. S)	GBP	145,000	191,402
1% 9/21/26 (Reg. S)	GBP	226,000	304,694
1.375% 3/7/25 (Reg. S)	GBP	61,000	82,883
1.5% 1/26/24	NOK	740,000	81,993
1.75% 7/30/24 (Reg. S)	CAD	69,000	54,129
1.75% 11/12/26 (Reg. S)	SEK	240,000	29,161
2.375% 1/18/23 (Reg. S)	CAD	294,000	230,638
2.7% 1/12/23	AUD	72,000	54,320
3% 9/28/22	EUR	220,000	276,829
European Stability Mechanism:
0% 1/17/22 (Reg. S)	EUR	39,000	46,080
0.01% 3/4/30	EUR	35,000	42,111
0.75% 9/5/28 (Reg. S)	EUR	48,000	61,383
0.875% 7/18/42 (Reg. S)	EUR	34,000	45,510
1.125% 5/3/32 (Reg. S)	EUR	47,000	63,120
1.2% 5/23/33 (Reg. S)	EUR	37,000	50,383
European Union 1.125% 4/4/36 (Reg. S)	EUR	94,000	129,017
Inter-American Development Bank 3.15% 6/26/29	AUD	120,000	100,901
International Bank for Reconstruction & Development:
1% 12/19/22	GBP	19,000	24,957
1% 12/21/29	GBP	248,000	334,021
1.2% 8/8/34	EUR	23,000	31,469
1.8% 7/26/24	CAD	87,000	68,367
2.2% 2/27/24	AUD	207,000	156,969
2.25% 1/17/23	CAD	93,000	72,757
2.5% 8/3/23	CAD	68,000	53,869
2.8% 1/13/21	AUD	37,000	26,694
2.8% 1/12/22	AUD	89,000	65,814
International Finance Corp.:
1.375% 9/13/24	CAD	196,000	151,976
2.8% 8/15/22	AUD	469,000	351,770
3.15% 6/26/29 (Reg. S)	AUD	90,000	75,795
Nordic Investment Bank 1.125% 12/15/23 (Reg. S)	GBP	40,000	53,094
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $5,638,968)			5,850,768
		Shares	Value

Money Market Funds - 1.6%
Fidelity Cash Central Fund 0.10% (d)
(Cost $2,576,487)		2,575,972	2,576,487
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $156,668,202)			159,463,406
NET OTHER ASSETS (LIABILITIES) - (1.7)%			(2,733,584)
NET ASSETS - 100%			$156,729,822

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
AUD	669,237	USD	479,702	JPMorgan Chase Bank	10/2/20	$(361)
DKK	695,266	USD	109,680	State Street Bank And Trust Co	10/2/20	(187)
EUR	1,217,198	USD	1,429,550	State Street Bank And Trust Co	10/2/20	(2,447)
GBP	174,236	USD	225,412	Royal Bank Of Canada	10/2/20	(587)
HUF	47,925,647	USD	154,697	State Street Bank And Trust Co	10/2/20	(104)
ILS	358,555	USD	104,796	JPMorgan Chase Bank	10/2/20	(130)
JPY	38,959,852	USD	369,403	JPMorgan Chase Bank	10/2/20	7
SEK	867,744	USD	96,915	State Street Bank And Trust Co	10/2/20	(24)
USD	31,324	MXN	691,196	Goldman Sachs Bank USA	10/2/20	65
CAD	110,000	USD	84,122	Bank Of America NA	11/20/20	(1,499)
CAD	20,000	USD	15,167	JPMorgan Chase Bank	11/20/20	(145)
EUR	309,000	USD	369,690	BNP Paribas	11/20/20	(7,030)
GBP	207,000	USD	276,704	BNP Paribas	11/20/20	(9,537)
JPY	18,900,000	USD	178,685	Royal Bank Of Canada	11/20/20	621
MXN	764,000	USD	34,429	Goldman Sachs Bank USA	11/20/20	(77)
USD	120,143	AUD	163,000	BNP Paribas	11/20/20	3,381
USD	3,523,574	AUD	4,912,000	Citibank NA	11/20/20	4,946
USD	524,747	AUD	732,000	JPMorgan Chase Bank	11/20/20	391
USD	7,631,447	CAD	10,070,000	Bank Of America NA	11/20/20	67,716
USD	350,021	CAD	461,000	Canadian Imperial Bank Commerce	11/20/20	3,757
USD	417,026	CAD	546,000	Citibank NA	11/20/20	6,917
USD	132,101	CAD	177,000	Citibank NA	11/20/20	(846)
USD	968,432	CHF	878,000	Brown Brothers Harriman & Co.	11/20/20	13,851
USD	85,028	CHF	77,000	State Street Bank And Trust Co	11/20/20	1,312
USD	746,761	CZK	16,540,000	BNP Paribas	11/20/20	29,953
USD	879,490	DKK	5,535,000	Brown Brothers Harriman & Co.	11/20/20	7,067
USD	111,782	DKK	708,000	State Street Bank And Trust Co	11/20/20	188
USD	920,920	EUR	777,000	BNP Paribas	11/20/20	8,989
USD	219,301	EUR	184,000	BNP Paribas	11/20/20	3,348
USD	434,413	EUR	367,000	Bank Of America NA	11/20/20	3,681
USD	198,432	EUR	168,000	Canadian Imperial Bank Commerce	11/20/20	1,258
USD	72,607,422	EUR	61,330,000	Goldman Sachs Bank USA	11/20/20	627,018
USD	184,929	EUR	155,000	JPMorgan Chase Bank	11/20/20	3,012
USD	288,272	EUR	243,000	JPMorgan Chase Bank	11/20/20	3,073
USD	1,859,321	EUR	1,575,000	JPMorgan Chase Bank	11/20/20	10,810
USD	2,240,783	EUR	1,906,000	State Street Bank And Trust Co	11/20/20	3,792
USD	325,047	EUR	274,000	State Street Bank And Trust Co	11/20/20	3,465
USD	1,279,627	GBP	973,000	BNP Paribas	11/20/20	23,809
USD	12,120,332	GBP	9,228,000	Goldman Sachs Bank USA	11/20/20	210,068
USD	143,730	GBP	113,000	JPMorgan Chase Bank	11/20/20	(2,115)
USD	411,500	GBP	318,000	Royal Bank Of Canada	11/20/20	1,069
USD	94,112	GBP	73,000	State Street Bank And Trust Co	11/20/20	(107)
USD	277,143	HUF	82,869,000	BNP Paribas	11/20/20	10,069
USD	152,610	HUF	47,325,000	State Street Bank And Trust Co	11/20/20	89
USD	641,778	IDR	9,456,600,000	Goldman Sachs Bank USA	11/20/20	9,169
USD	357,830	ILS	1,215,000	Brown Brothers Harriman & Co.	11/20/20	2,941
USD	103,238	ILS	353,000	JPMorgan Chase Bank	11/20/20	131
USD	23,370,669	JPY	2,485,050,000	Brown Brothers Harriman & Co.	11/20/20	(205,119)
USD	263,341	JPY	27,950,000	Brown Brothers Harriman & Co.	11/20/20	(1,822)
USD	194,115	JPY	20,650,000	Brown Brothers Harriman & Co.	11/20/20	(1,793)
USD	279,561	JPY	29,450,000	Citibank NA	11/20/20	168
USD	111,027	JPY	11,750,000	Goldman Sachs Bank USA	11/20/20	(446)
USD	431,647	JPY	45,500,000	JPMorgan Chase Bank	11/20/20	(14)
USD	117,465	JPY	12,400,000	JPMorgan Chase Bank	11/20/20	(175)
USD	406,053	JPY	42,750,000	State Street Bank And Trust Co	11/20/20	482
USD	15,486,661	KRW	18,407,600,000	Goldman Sachs Bank USA	11/20/20	(298,961)
USD	152,025	KRW	178,500,000	Goldman Sachs Bank USA	11/20/20	(1,050)
USD	141,313	KRW	167,300,000	State Street Bank And Trust Co	11/20/20	(2,157)
USD	308,898	KRW	366,600,000	State Street Bank And Trust Co	11/20/20	(5,484)
USD	96,845	KRW	115,225,990	State Street Bank And Trust Co	11/20/20	(1,968)
USD	567,834	KRW	675,382,290	State Street Bank And Trust Co	11/20/20	(11,346)
USD	1,481,810	MXN	32,939,000	Goldman Sachs Bank USA	11/20/20	748
USD	863,702	MYR	3,612,000	Goldman Sachs Bank USA	11/20/20	(3,906)
USD	272,714	NOK	2,451,000	Brown Brothers Harriman & Co.	11/20/20	9,925
USD	234,319	NZD	359,000	Brown Brothers Harriman & Co.	11/20/20	(3,170)
USD	665,012	PLN	2,477,000	Canadian Imperial Bank Commerce	11/20/20	24,125
USD	528,445	RUB	40,239,000	Goldman Sachs Bank USA	11/20/20	13,305
USD	1,027,136	SEK	9,015,000	Brown Brothers Harriman & Co.	11/20/20	20,015
USD	101,575	SEK	909,000	State Street Bank And Trust Co	11/20/20	25
USD	346,069	SGD	474,000	BNP Paribas	11/20/20	(1,190)
USD	934,489	THB	29,529,000	JPMorgan Chase Bank	11/20/20	1,585
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$572,544
					Unrealized Appreciation	1,136,341
					Unrealized Depreciation	(563,797)

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

CHF – Swiss franc

CZK – Czech Koruna

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HUF – Hungarian forint

IDR – Indonesian rupiah

ILS – Israeli Shekel

JPY – Japanese yen

KRW – Korean won

MXN – Mexican peso

MYR – Malyasian ringgit

NOK – Norwegian krone

NZD – New Zealand dollar

PLN – Polish zloty

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

THB – Thai baht

USD – U.S. dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,512,559 or 13.7% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,816
Total	$3,816

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and supranational obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies. Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Risks of Investing in European Countries

There continues to be uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country or if more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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